Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.12%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	23.84%	13.89%	13.14%
Performance Inception Date			Aug. 13, 2015
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.43%	13.43%	12.59%
Performance Inception Date			Aug. 13, 2015
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	11.03%	10.76%
Performance Inception Date			Aug. 13, 2015